Equity - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ₪ / shares shares	Dec. 31, 2023 ₪ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of potential Ordinary shares, Outstanding at beginning of the year | shares		133,976			144,681
Aggregate Intrinsic Value, Outstanding at beginning of the year | $		$ 57,959
Number of potential ordinary shares, Outstanding at end of the year | shares		455,950			133,976
Aggregate Intrinsic Value, Outstanding at end of the year | $		$ 393,276			$ 57,959
Number of potential ordinary shares, Exercisable at end of the year | shares		226,626		226,626	76,700	76,700
Aggregate Intrinsic Value, Exercisable at end of the year | $		$ 172,878		$ 172,878	$ 44,257	$ 44,257
Number of potential ordinary shares, Granted | shares		341,711			11,539
Exercise price range, Granted | ₪ / shares	[1]					$ 3
Aggregate Intrinsic Value, Granted | $		$ 244,398			$ 104,197
Number of potential ordinary shares, Exercised | shares		(1,805)	[2]
Exercise price range, Exercised | (per share)	[2]	$ 1.6	[1]
Aggregate Intrinsic Value, Exercised | $	[2]	$ 7,565
Number of potential ordinary shares, Forfeited | shares		(10,272)			(7,211)
Aggregate Intrinsic Value, Forfeited | $
Number of potential ordinary shares, Expired | shares		(7,660)			(15,033)
Aggregate Intrinsic Value, Expired | $
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Outstanding at beginning of the year | (per share)	[1]	$ 0.82		$ 3		137.8
Exercise price range, Outstanding at end of the year | (per share)	[1]	0.01			$ 0.82	3
Exercise price range, Exercisable at end of the year | (per share)	[1]	1.01		$ 1.01			₪ 3
Exercise price range, Granted | $ / shares	[1]	0.01
Exercise price range, Forfeited | (per share)	[1]	10.7				194
Exercise price range, Expired | (per share)	[1]	38.3				194
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Outstanding at beginning of the year | (per share)	[1]	247.1		$ 800		800
Exercise price range, Outstanding at end of the year | (per share)	[1]	247.1			$ 247.1	800
Exercise price range, Exercisable at end of the year | (per share)	[1]	185.3		$ 185.3			₪ 400
Exercise price range, Granted | $ / shares	[1]	10.7
Exercise price range, Forfeited | (per share)	[1]	62.2				100
Exercise price range, Expired | (per share)	[1]	$ 53.2				$ 100

[1]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.
[2]	Including options exercised. Average share price for options exercised in 2024 – $ 5.79.